Note 22 - Segment and Geographic Information	12 Months Ended
Dec. 31, 2012
Segment Reporting Disclosure [Text Block]
22.	SEGMENT AND GEOGRAPHIC INFORMATION

The Group has two operating segments (1) online financial data subscription service and other related services, (2) brokerage service. Operating segments are defined as components of an enterprise about which separate financial information is available that is evaluated regularly by the chief operating decision-makers in deciding how to allocate resources and in assessing performance. The Group's chief executive officer has been identified as the chief operating decision makers. The Group's chief operating decision maker directs the allocation of resources to operating segments based on the profitability and cash flows of each respective segment.

The Group evaluates performance based on several factors, including net revenue, cost of revenue, operating expenses, income from operation. The following tables show the operations of the Group's operating segments:

For the year ended December 31, 2012

	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$25,781,724	$3,817,762	$29,599,486
Cost of revenues	7,297,061	792,333	8,089,394
Operating expenses:
General and administrative	8,515,833	2,871,548	11,387,381
Product development	10,735,570	-	10,735,570
Sales and marketing	12,500,788	571,229	13,072,017
Total operating expenses	31,752,191	3,442,777	35,194,968
Government subsidies	75,883	-	75,883
Loss from operations	$(13,191,645)	$(417,348)	$(13,608,993)
Total assets	$72,474,437	$48,896,558	$121,370,995

For the year ended December 31, 2011

	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$49,468,401	$3,539,664	$53,008,065
Cost of revenues	8,462,096	308,521	8,770,617
Operating expenses:
General and administrative	8,319,593	2,908,039	11,227,632
Product development	13,313,635	-	13,313,635
Sales and marketing	20,714,263	623,536	21,337,799
Loss from impairment of intangible assets	3,949,420	128,664	4,078,084
Loss from impairment of goodwill	12,195,398	1,267,826	13,463,224
Total operating expenses	58,492,309	4,928,065	63,420,374
Government subsidies	265,016	-	265,016
Loss from operations	$(17,220,988)	$(1,696,922)	$(18,917,910)
Total assets	$106,811,438	$53,165,245	$159,976,683

For the year ended December 31, 2010

	Subscription services and other related services	Brokerage services	Consolidated

Net revenues	$56,712,796	$3,003,246	$59,716,042
Cost of revenues	8,098,809	398,336	8,497,145
Operating expenses:
General and administrative	10,976,571	2,231,766	13,208,337
Product development	13,027,879	-	13,027,879
Sales and marketing	25,241,232	1,749,861	26,991,093

Total operating expenses	49,245,682	3,981,627	53,227,309

Government subsidies	514,113	-	514,113
Loss from operations	(117,582)	(1,376,717)	(1,494,299)

Total assets	$147,245,516	$32,845,066	$180,090,582

Enterprise wide disclose

The Group derives revenue from external customers for each of the following services during the years presented:

	Years ended December 31,
	2010	2011	2012

Subscription fees	$49,518,331	$43,100,486	$20,826,995
Advertising revenue	7,031,219	6,243,748	4,848,622
Brokerage service revenue	3,003,246	3,539,664	3,817,762
Others	163,246	124,167	106,107

Total revenue from external customers	$59,716,042	$53,008,065	$29,599,486

Substantially all of the Company's revenues for the years ended December 31, 2010, 2011 and 2012 were generated from the PRC and Hong Kong.

As of December 31, 2010, 2011 and 2012, respectively, substantially all of long-lived assets of the Group are located in the PRC and Hong Kong.